Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

August 31, 2019

CVS-QTLY-1019
1.805819.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 76.9%
		Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 1.5%
GCI Liberty, Inc. 1.75% 9/30/46 (a)		$11,862	$14,405
Intelsat SA 4.5% 6/15/25		3,318	4,659
Vonage Holdings Corp. 1.75% 6/1/24 (a)		4,230	4,656
			23,720
Entertainment - 1.8%
iQIYI, Inc.:
2% 4/1/25 (a)		821	767
3.75% 12/1/23 (a)		737	776
Live Nation Entertainment, Inc. 2.5% 3/15/23		5,600	6,813
Pandora Media, Inc. 1.75% 12/1/23		843	984
World Wrestling Entertainment, Inc. 3.375% 12/15/23		4,302	12,697
Zynga, Inc. 0.25% 6/1/24 (a)		6,244	6,162
			28,199
Interactive Media & Services - 2.6%
Snap, Inc. 0.75% 8/1/26 (a)		8,920	9,230
Twitter, Inc. 0.25% 6/15/24		23,559	25,544
Weibo Corp. 1.25% 11/15/22		799	747
YY, Inc.:
0.75% 6/15/25 (a)		760	705
1.375% 6/15/26 (a)		770	715
Zillow Group, Inc.:
1.5% 7/1/23		1,500	1,396
2% 12/1/21		1,900	1,959
			40,296
Media - 5.8%
DISH Network Corp.:
2.375% 3/15/24		8,632	7,530
3.375% 8/15/26		24,444	22,495
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,547
Liberty Media Corp.:
1% 1/30/23		7,520	9,412
1.375% 10/15/23		14,719	17,379
2.125% 3/31/48 (a)		2,830	2,888
2.25% 9/30/46		27,960	15,303
2.25% 12/1/48 (a)		4,535	5,325
3.5% 1/15/31		7,240	7,010
			88,889
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. 1% 10/1/23 (a)		5,350	4,488

TOTAL COMMUNICATION SERVICES			185,592

CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.1%
Veoneer, Inc. 4% 6/1/24		1,500	1,460
Automobiles - 0.1%
Tesla, Inc.:
1.25% 3/1/21		175	167
2% 5/15/24		162	158
2.375% 3/15/22		156	153
			478
Diversified Consumer Services - 0.2%
Chegg, Inc.:
0.125% 3/15/25 (a)		1,600	1,686
0.25% 5/15/23		990	1,561
			3,247
Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Corp. 5% 10/1/24		13,728	23,116
Marriott Vacations Worldwide Corp. 1.5% 9/15/22		2,700	2,670
Sea Ltd. 2.25% 7/1/23		2,137	3,843
			29,629
Internet & Direct Marketing Retail - 3.2%
Baozun, Inc. 1.625% 5/1/24 (a)		181	203
Etsy, Inc. 0% 3/1/23		4,505	7,253
MercadoLibre, Inc. 2% 8/15/28 (a)		10,065	15,626
Quotient Technology, Inc. 1.75% 12/1/22		1,710	1,552
The Booking Holdings, Inc.:
0.35% 6/15/20		8,695	13,045
0.9% 9/15/21		9,968	11,566
Wayfair LLC:
0.375% 9/1/22		110	137
1.125% 11/1/24 (a)		120	146
			49,528
Specialty Retail - 0.1%
Guess?, Inc. 2% 4/15/24 (a)		1,595	1,584

TOTAL CONSUMER DISCRETIONARY			85,926

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24		883	626
Oil States International, Inc. 1.5% 2/15/23		875	736
Transocean, Inc. 0.5% 1/30/23		800	658
Vantage Drilling Co. 5.5% 7/15/43 (a)(b)(c)		20,000	600
			2,620
Oil, Gas & Consumable Fuels - 1.7%
Oasis Petroleum, Inc. 2.625% 9/15/23		1,105	799
PDC Energy, Inc. 1.125% 9/15/21		1,716	1,590
Scorpio Tankers, Inc. 3% 5/15/22		20,554	20,425
Ship Finance International Ltd. 4.875% 5/1/23		1,600	1,725
SM Energy Co. 1.5% 7/1/21		1,800	1,568
Teekay Corp. 5% 1/15/23		1,180	944
			27,051

TOTAL ENERGY			29,671

FINANCIALS - 2.9%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38		700	637
Diversified Financial Services - 2.1%
Alteryx, Inc.:
0.5% 6/1/23		1,900	6,167
0.5% 8/1/24 (a)		2,895	3,137
1% 8/1/26 (a)		2,020	2,184
IAC FinanceCo 2, Inc.:
0.875% 6/15/26 (a)		4,920	5,495
2% 1/15/30 (a)		4,770	5,544
IAC Financeco, Inc. 0.875% 10/1/22 (a)		6,147	10,647
			33,174
Insurance - 0.4%
AXA SA 7.25% 5/15/21 (a)		5,380	5,495
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.375% 4/1/23		1,000	1,033
Thrifts & Mortgage Finance - 0.3%
LendingTree, Inc. 0.625% 6/1/22		3,250	5,182

TOTAL FINANCIALS			45,521

HEALTH CARE - 12.7%
Biotechnology - 4.5%
Acorda Therapeutics, Inc. 1.75% 6/15/21		2,800	2,129
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25		1,750	1,475
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24		640	647
1.5% 10/15/20		565	602
Clovis Oncology, Inc.:
2.5% 9/15/21		4,329	3,724
4.5% 8/1/24 (a)		750	714
Exact Sciences Corp.:
0.375% 3/15/27		5,450	6,966
1% 1/15/25		5,400	9,386
Flexion Therapeutics, Inc. 3.375% 5/1/24		1,330	1,178
Intercept Pharmaceuticals, Inc.:
2% 5/15/26		724	643
3.25% 7/1/23		999	853
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24 (a)		1,500	1,447
1.5% 6/15/26 (a)		1,500	1,447
2.25% 6/15/22		2,250	2,306
Neurocrine Biosciences, Inc. 2.25% 5/15/24		6,040	8,886
PTC Therapeutics, Inc. 3% 8/15/22		600	662
Repligen Corp. 0.375% 7/15/24		6,500	6,955
Retrophin, Inc. 2.5% 9/15/25		2,200	1,730
Sarepta Therapeutics, Inc. 1.5% 11/15/24		6,906	10,277
The Medicines Co.:
2.75% 7/15/23		1,129	1,229
3.5% 1/15/24 (a)		3,480	6,427
			69,683
Health Care Equipment & Supplies - 2.9%
CONMED Corp. 2.625% 2/1/24 (a)		4,350	5,548
DexCom, Inc.:
0.75% 5/15/22		5,521	9,842
0.75% 12/1/23 (a)		7,850	9,894
Insulet Corp. 1.375% 11/15/24		3,440	5,970
Mesa Laboratories, Inc. 1.375% 8/15/25		1,000	1,048
Nevro Corp. 1.75% 6/1/21		730	830
NuVasive, Inc. 2.25% 3/15/21		3,250	3,851
Wright Medical Group NV 2.25% 11/15/21		2,465	2,885
Wright Medical Group, Inc. 1.625% 6/15/23		4,815	4,632
			44,500
Health Care Providers & Services - 0.6%
Molina Healthcare, Inc. 1.125% 1/15/20		466	1,489
WellPoint, Inc. 2.75% 10/15/42		1,956	7,086
			8,575
Health Care Technology - 0.6%
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)		2,270	2,516
Teladoc Health, Inc.:
1.375% 5/15/25		2,286	3,103
3% 12/15/22		2,246	3,456
			9,075
Life Sciences Tools & Services - 1.2%
Accelerate Diagnostics, Inc. 2.5% 3/15/23		4,080	3,302
Illumina, Inc.:
0% 8/15/23		5,859	6,222
0.5% 6/15/21		7,013	8,934
			18,458
Pharmaceuticals - 2.9%
ANI Pharmaceuticals, Inc. 3% 12/1/19		1,520	1,594
Bayer Capital Corp. BV:
5.625% 11/22/19 (a)	EUR	1,300	1,197
5.625% 11/22/19 (Reg. S)	EUR	11,300	10,400
Dermira, Inc. 3% 5/15/22		3,920	3,345
Innoviva, Inc.:
2.125% 1/15/23		2,000	1,946
2.5% 8/15/25		1,150	1,146
Isis Pharmaceuticals, Inc. 1% 11/15/21		5,224	6,139
Jazz Investments I Ltd.:
1.5% 8/15/24		5,600	5,418
1.875% 8/15/21		6,690	6,707
Pacira Biosciences, Inc. 2.375% 4/1/22		1,900	1,891
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23		3,230	2,974
Theravance Biopharma, Inc. 3.25% 11/1/23		2,570	2,488
			45,245

TOTAL HEALTH CARE			195,536

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		3,390	6,972
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc. 2.5% 5/1/20		800	795
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23		3,180	2,697
Construction & Engineering - 0.2%
Dycom Industries, Inc. 0.75% 9/15/21		3,958	3,762
Electrical Equipment - 0.3%
Fortive Corp. 0.875% 2/15/22 (a)		4,587	4,604
SolarCity Corp. 1.625% 11/1/19		150	147
			4,751
Machinery - 0.4%
Chart Industries, Inc. 1% 11/15/24 (a)		3,700	4,634
Greenbrier Companies, Inc. 2.875% 2/1/24		801	738
Meritor, Inc. 3.25% 10/15/37		634	603
			5,975
Marine - 0.1%
Eagle Bulk Shipping, Inc. 5% 8/1/24 (a)		1,260	1,390
Professional Services - 0.9%
FTI Consulting, Inc. 2% 8/15/23		11,211	13,908
Trading Companies & Distributors - 0.1%
Kaman Corp. 3.25% 5/1/24		1,900	2,146

TOTAL INDUSTRIALS			42,396

INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. 5% 3/15/24 (a)		2,014	1,730
CalAmp Corp. 2% 8/1/25		2,010	1,601
InterDigital, Inc.:
1.5% 3/1/20		1,700	1,696
2% 6/1/24 (a)		2,460	2,350
Liberty Interactive LLC 1.75% 9/30/46 (a)		4,859	6,269
Lumentum Holdings, Inc. 0.25% 3/15/24		5,187	6,162
Viavi Solutions, Inc.:
1% 3/1/24		400	487
1.75% 6/1/23		400	479
			20,774
Electronic Equipment & Components - 0.6%
II-VI, Inc. 0.25% 9/1/22		400	428
Insight Enterprises, Inc. 0.75% 2/15/25 (a)		3,780	3,693
Knowles Corp. 3.25% 11/1/21		1,900	2,432
Par Technology Corp. 4.5% 4/15/24 (a)		850	924
TTM Technologies, Inc. 1.75% 12/15/20		1,505	1,829
			9,306
IT Services - 5.1%
Akamai Technologies, Inc.:
0.125% 5/1/25		10,250	11,604
0.375% 9/1/27 (a)		9,060	9,191
Carbonite, Inc. 2.5% 4/1/22		1,958	1,706
Euronet Worldwide, Inc. 0.75% 3/15/49 (a)		4,200	4,971
KBR, Inc. 2.5% 11/1/23 (a)		3,200	3,812
MongoDB, Inc. 0.75% 6/15/24		2,450	5,655
Okta, Inc. 0.25% 2/15/23		3,861	10,238
Perficient, Inc. 2.375% 9/15/23 (a)		670	779
Square, Inc.:
0.375% 3/1/22		1,666	4,508
0.5% 5/15/23		7,852	8,780
Twilio, Inc. 0.25% 6/1/23		4,514	8,739
Unisys Corp. 5.5% 3/1/21		1,700	1,809
Wix.com Ltd. 0% 7/1/23		6,206	7,715
			79,507
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices, Inc. 2.125% 9/1/26		7,121	28,601
Cree, Inc. 0.875% 9/1/23 (a)		6,987	7,204
Cypress Semiconductor Corp.:
2% 2/1/23		660	792
4.5% 1/15/22		5,980	10,285
Inphi Corp.:
0.75% 9/1/21		1,950	2,439
1.125% 12/1/20		1,650	2,597
Intel Corp. 3.25% 8/1/39		2,675	6,249
Microchip Technology, Inc.:
1.625% 2/15/25		14,254	25,187
1.625% 2/15/27		18,967	23,060
2.25% 2/15/37		9,058	10,831
Micron Technology, Inc. 3.125% 5/1/32		3,619	16,385
Novellus Systems, Inc. 2.625% 5/15/41		1,872	12,193
NXP Semiconductors NV 1% 12/1/19		9,010	9,455
ON Semiconductor Corp.:
1% 12/1/20		5,434	6,157
1.625% 10/15/23		4,393	5,114
Rambus, Inc. 1.375% 2/1/23		780	768
Silicon Laboratories, Inc. 1.375% 3/1/22		120	154
Synaptics, Inc. 0.5% 6/15/22		1,800	1,629
Teradyne, Inc. 1.25% 12/15/23		5,623	9,910
			179,010
Software - 16.7%
8x8, Inc. 0.5% 2/1/24 (a)		2,260	2,595
Altair Engineering, Inc. 0.25% 6/1/24		2,610	2,641
Atlassian, Inc. 0.625% 5/1/23		9,402	16,349
Avaya Holdings Corp. 2.25% 6/15/23		5,400	5,034
Benefitfocus, Inc. 1.25% 12/15/23 (a)		2,058	1,835
BlackLine, Inc. 0.125% 8/1/24 (a)		2,720	2,704
Coupa Software, Inc.:
0.125% 6/15/25 (a)		13,882	15,812
0.375% 1/15/23		1,243	3,883
DocuSign, Inc. 0.5% 9/15/23 (a)		6,250	6,335
Everbridge, Inc. 1.5% 11/1/22		1,720	4,432
FireEye, Inc.:
0.875% 6/1/24		5,700	5,391
1.625% 6/1/35		4,890	4,610
Five9, Inc. 0.125% 5/1/23		2,900	4,767
Guidewire Software, Inc. 1.25% 3/15/25		2,950	3,237
HubSpot, Inc. 0.25% 6/1/22		3,970	8,493
j2 Global, Inc. 3.25% 6/15/29		3,200	4,303
LivePerson, Inc. 0.75% 3/1/24 (a)		13,367	16,539
New Relic, Inc. 0.5% 5/1/23		4,000	3,726
Nice Systems, Inc. 1.25% 1/15/24		4,425	8,373
Nuance Communications, Inc.:
1% 12/15/35		805	770
1.25% 4/1/25		683	686
Nutanix, Inc. 0% 1/15/23		7,961	7,353
Palo Alto Networks, Inc. 0.75% 7/1/23		6,526	6,913
Pluralsight, Inc. 0.375% 3/1/24 (a)		2,900	2,469
Proofpoint, Inc. 0.25% 8/15/24 (a)		6,194	6,421
PROS Holdings, Inc.:
1% 5/15/24 (a)		3,020	3,787
2% 6/1/47		2,200	3,321
Q2 Holdings, Inc.:
0.75% 2/15/23		3,650	5,984
0.75% 6/1/26 (a)		9,735	11,674
Rapid7, Inc. 1.25% 8/1/23		2,145	3,140
RealPage, Inc. 1.5% 11/15/22		2,800	4,480
RingCentral, Inc. 0% 3/15/23		3,485	6,229
ServiceNow, Inc. 0% 6/1/22		7,609	14,997
Splunk, Inc.:
0.5% 9/15/23 (a)		11,479	12,160
1.125% 9/15/25 (a)		8,089	8,700
Verint Systems, Inc. 1.5% 6/1/21		2,600	2,776
Workday, Inc.:
0.25% 10/1/22		12,122	16,367
1.5% 7/15/20		1,749	3,816
Workiva, Inc. 1.125% 8/15/26 (a)		6,800	6,507
Zendesk, Inc. 0.25% 3/15/23		6,150	8,741
			258,350
Technology Hardware, Storage& Peripherals - 1.1%
Pure Storage, Inc. 0.125% 4/15/23		3,320	3,249
Western Digital Corp. 1.5% 2/1/24 (a)		13,869	13,066
			16,315

TOTAL INFORMATION TECHNOLOGY			563,262

MATERIALS - 1.1%
Metals & Mining - 1.1%
Allegheny Technologies, Inc. 4.75% 7/1/22		1,870	2,887
Cleveland-Cliffs, Inc. 1.5% 1/15/25		2,424	2,849
Endeavour Mining Corp. 3% 2/15/23 (a)		3,160	3,350
SSR Mining, Inc.:
2.5% 4/1/39 (a)		3,335	3,921
2.875% 2/1/33		3,285	3,412
			16,419
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (a)		1,230	1,258
Starwood Waypoint Homes 3.5% 1/15/22		1,900	2,475
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)		750	661
			4,394
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)		1,750	2,323
Redfin Corp. 1.75% 7/15/23		770	710
			3,033

TOTAL REAL ESTATE			7,427

UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP 1.5% 9/15/20 (a)		3,850	3,996
NRG Energy, Inc. 2.75% 6/1/48		11,869	12,950
			16,946
TOTAL CONVERTIBLE BONDS
(Cost $1,080,227)			1,188,696
		Shares	Value (000s)

Common Stocks - 6.9%
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (d)		50,284	3,925
CONSUMER DISCRETIONARY - 0.5%
Internet & Direct Marketing Retail - 0.5%
Pinduoduo, Inc. ADR (d)(e)		230,400	7,550
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Darling International, Inc. (d)		252,350	4,694
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
DHT Holdings, Inc.		1,187,100	6,672
Enterprise Products Partners LP		277,500	7,912
Scorpio Tankers, Inc.		218,200	5,736
			20,320
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.		157,400	7,566
INFORMATION TECHNOLOGY - 3.0%
Semiconductors & Semiconductor Equipment - 1.2%
Lam Research Corp.		23,250	4,894
NXP Semiconductors NV		53,400	5,454
Qualcomm, Inc.		103,300	8,034
			18,382
Software - 1.2%
Microsoft Corp.		79,300	10,932
SS&C Technologies Holdings, Inc.		171,400	7,989
			18,921
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.		44,000	9,185

TOTAL INFORMATION TECHNOLOGY			46,488

UTILITIES - 1.0%
Electric Utilities - 1.0%
Vistra Energy Corp.		651,607	16,258
TOTAL COMMON STOCKS
(Cost $92,540)			106,801

Convertible Preferred Stocks - 14.3%
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Bunge Ltd. 4.875%		63,200	6,396
FINANCIALS - 4.2%
Banks - 4.2%
Bank of America Corp. Series L, 7.25%		19,021	27,961
Wells Fargo & Co. 7.50%		25,127	36,552
			64,513
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 2.7%
Becton, Dickinson & Co. Series A, 6.125%		402,800	24,962
Danaher Corp. 4.75%		15,200	17,267
			42,229
Health Care Technology - 0.6%
Change Healthcare, Inc. 6.00% (d)		172,400	9,380

TOTAL HEALTH CARE			51,609

INDUSTRIALS - 2.2%
Electrical Equipment - 0.6%
Fortive Corp. Series A, 5.00%		10,790	10,110
Machinery - 0.8%
Colfax Corp. 5.75%		32,400	3,978
Rexnord Corp. Series A, 5.75%		41,837	2,245
Stanley Black & Decker, Inc. 5.375%		57,400	5,436
			11,659
Trading Companies & Distributors - 0.8%
Avantor, Inc. Series A 6.25%		198,900	12,197

TOTAL INDUSTRIALS			33,966

MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%		26,400	1,154
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Crown Castle International Corp. Series A, 6.875%		16,207	21,071
QTS Realty Trust, Inc. 6.50%		13,000	1,531
			22,602
UTILITIES - 2.6%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 6.125%		27,400	1,521
NextEra Energy, Inc. 6.123%		147,600	10,169
Southern Co. 6.75%		75,000	3,897
			15,587
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%		14,600	759
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.:
2.00% ZENS (d)		29,750	1,538
Series B, 7.00%		15,400	766
Dominion Energy, Inc. 7.25%		57,400	5,844
DTE Energy Co. 6.50%		18,000	1,022
Sempra Energy:
6.75%		6,700	773
Series A, 6.00%		84,500	9,765
			19,708
Water Utilities - 0.3%
Aqua America, Inc. 6.00%		74,500	4,478

TOTAL UTILITIES			40,532

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $192,359)			220,772

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.13% (f)		23,767,218	23,772
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)		5,571,193	5,572
TOTAL MONEY MARKET FUNDS
(Cost $29,344)			29,344
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,394,470)			1,545,613
NET OTHER ASSETS (LIABILITIES) - 0.0%			229
NET ASSETS - 100%			$1,545,842

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,318,000 or 20.0% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$263
Fidelity Securities Lending Cash Central Fund	1
Total	$264

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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